Financial Risk Management Objectives and Policies - Summary of Market Equity Indices for Stock Exchanges and their Respective Highest and Lowest Points (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	27,231	28,190
Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	3,640	3,196
Bottom of range [member] | Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	21,696	25,064
Bottom of range [member] | Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	2,788	2,580
Top of range [member] | Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	29,056	30,157
Top of range [member] | Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	3,640	3,426